Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)		Total	Cumulative effect, period of adoption, adjustment	[2]	Cumulative effect, period of adoption, adjusted balance	Ordinary shares		Ordinary shares Cumulative effect, period of adoption, adjusted balance		Additional paid-in capital	Additional paid-in capital Cumulative effect, period of adoption, adjusted balance	Treasury stock	Treasury stock Cumulative effect, period of adoption, adjusted balance	Comprehensive income	Comprehensive income Cumulative effect, period of adoption, adjusted balance	Retained earnings	Retained earnings Cumulative effect, period of adoption, adjustment	[2]	Retained earnings Cumulative effect, period of adoption, adjusted balance
Accounting Standards Update [Extensible Enumeration]		Accounting Standards Update 2014-09 [Member]
Temporary equity, beginning balance (in shares) at Dec. 31, 2018		0
Temporary equity, beginning balance at Dec. 31, 2018		$ 0
Redeemable convertible preferred shares
Issuance of redeemable convertible preferred shares (in shares)		39,779,261
Issuance of redeemable convertible preferred shares		$ 101,205,000
Temporary equity, ending balance (in shares) at Dec. 31, 2019		39,779,261
Temporary equity, ending balance at Dec. 31, 2019		$ 101,205,000
Beginning balance (in shares) at Dec. 31, 2018	[1]					119,818,040		119,818,040
Beginning balance at Dec. 31, 2018		69,217,000	$ 3,800,000		$ 73,017,000	$ 0	[3]	$ 0	[3]	$ 12,563,000	$ 12,563,000	$ (23,898,000)	$ (23,898,000)	$ 209,000	$ 209,000	$ 80,343,000	$ 3,800,000		$ 84,143,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(1,876,000)														(1,876,000)
Other comprehensive income (loss)
Foreign currency translation adjustments		(25,000)												(25,000)
Unrealized gain on hedging transactions, net		620,000												620,000
Stock based compensation		12,759,000								12,759,000
Exercise of shares option and vested RSUs (in shares)	[1]					3,664,884
Exercise of shares option and vested RSUs		141,000								141,000
Dividend paid		$ (25,000,000)														(25,000,000)
Repurchase of ordinary shares (in shares)		(295,000)				(283,045)	[1]
Repurchase of ordinary shares		$ (808,000)										(808,000)
Cancellation of ordinary shares		0										24,706,000				(24,706,000)
Ending balance (in shares) at Dec. 31, 2019	[1]					123,199,879
Ending balance at Dec. 31, 2019		$ 58,828,000				$ 0	[3]			25,463,000		0		804,000		32,561,000
Temporary equity, ending balance (in shares) at Dec. 31, 2020	[4]	39,779,261
Temporary equity, ending balance at Dec. 31, 2020	[4]	$ 101,205,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		5,781,000														5,781,000
Other comprehensive income (loss)
Foreign currency translation adjustments		(695,000)												(695,000)
Unrealized gain on hedging transactions, net		1,212,000												1,212,000
Stock based compensation		7,271,000								7,271,000
Exercise of shares option and vested RSUs (in shares)	[1]					1,513,404
Exercise of shares option and vested RSUs		1,492,000								1,492,000
Dividend paid		$ (10,000,000)														(10,000,000)
Repurchase of ordinary shares (in shares)		(43,540)				(41,776)	[1]
Repurchase of ordinary shares		$ (85,000)										(85,000)
Ending balance (in shares) at Dec. 31, 2020		124,671,507				124,671,507	[1]
Ending balance at Dec. 31, 2020		$ 63,804,000				$ 0	[3]			34,226,000		(85,000)		1,321,000		28,342,000
Redeemable convertible preferred shares
Conversion of preferred shares (in shares)		(39,779,261)
Conversion of preferred shares		$ (101,205,000)
Temporary equity, ending balance (in shares) at Dec. 31, 2021		0
Temporary equity, ending balance at Dec. 31, 2021	[4]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		71,396,000														71,396,000
Other comprehensive income (loss)
Foreign currency translation adjustments		995,000												995,000
Unrealized gain on hedging transactions, net		(944,000)												(944,000)
Recapitalization transaction with TWC (in shares)	[1]					20,424,699
Recapitalization transaction with TWC		(213,722,000)								(213,722,000)
Issuance costs		(4,866,000)								(4,866,000)
Stock based compensation		6,480,000								6,480,000
Exercise of shares option and vested RSUs (in shares)	[1]					2,804,827
Exercise of shares option and vested RSUs		2,305,000								2,305,000
Conversion of preferred shares (in shares)	[1]					39,779,261
Conversion of preferred shares		101,205,000								101,205,000
Dividend paid		$ (100,000,000)								(78,700,000)						(21,300,000)
Ending balance (in shares) at Dec. 31, 2021		124,671,507				187,680,294	[1]
Ending balance at Dec. 31, 2021		$ (73,347,000)				$ 0				$ (153,072,000)		$ (85,000)		$ 1,372,000		$ 78,438,000

[1]	Less than US$ 1.
[2]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.
[3]	Less than US$ 1.
[4]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.